Expenses	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Expenses
Note 9. Expenses

	2024 A$’000	2023 A$’000	2022 restated A$’000

Research and development
EVT-801 program costs	5,277	5,060	2,520
Cantrixil program costs	1	5	12
Paxalisib program costs	7,551	5,618	13,713
Scientific Advisory Board costs	—	31	—
Employee benefits expense - salaries & wages and staff benefits	2,161	2,250	1,665
- superannuation	36	29	25
- share based payments	485	702	365

Total research & development (excluding amortisation)	15,511	13,695	18,300

Amortisation
Paxalisib licensing agreement	1,084	1,084	1,084
Evotech licensing agreement	785	785	785

Total amortisation	1,869	1,869	1,869

Total research & development	17,380	15,564	20,169

Net foreign exchange loss
Net foreign exchange (gain) / loss	(20)	46	(2,154)

Rental expense relating to operating leases
Minimum lease payments	124	152	73

Superannuation expense
Defined contribution superannuation expense	88	131	138

Employee benefits expense G&A
- salaries & wages and staff benefits	486	1,467	1,674
- superannuation	52	102	129
- share based payments	48	457	1,310

Total employee benefits expense G&A	586	2,026	3,113